Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Qantas Airways Ltd.	975,997	$2,584,988

Banks — 22.7%
Australia & New Zealand Banking Group Ltd.	3,753,976	44,579,895
Commonwealth Bank of Australia	2,343,096	99,153,369
National Australia Bank Ltd.	4,230,455	50,013,610
Westpac Banking Corp.	4,780,441	54,643,476

		248,390,350

Beverages — 0.9%
Coca-Cola Amatil Ltd.	667,979	3,884,223
Treasury Wine Estates Ltd.	951,979	6,104,382

		9,988,605

Biotechnology — 10.1%
CSL Ltd.	601,102	110,214,948

Capital Markets — 4.9%
ASX Ltd.	256,243	14,998,897
Macquarie Group Ltd.	445,608	32,528,528
Magellan Financial Group Ltd.	168,887	6,541,454

		54,068,879

Chemicals — 0.6%
Orica Ltd.	534,082	6,090,715

Commercial Services & Supplies — 1.4%
Brambles Ltd.	2,042,662	15,782,896

Construction & Engineering — 0.2%
CIMIC Group Ltd.	130,647	2,162,883

Construction Materials — 0.9%
James Hardie Industries PLC	586,357	10,100,356

Diversified Financial Services — 0.4%
AMP Ltd.(a)	4,548,697	4,921,662

Diversified Telecommunication Services — 1.3%
Telstra Corp. Ltd.	5,509,706	11,849,789
TPG Telecom Ltd.	496,500	2,801,402

		14,651,191

Electric Utilities — 0.3%
AusNet Services	2,452,993	2,857,661

Equity Real Estate Investment Trusts (REITs) — 6.2%
BGP Holdings PLC(a)(b)	18,888,372	210
Dexus	1,451,201	8,669,764
Goodman Group	2,178,086	22,222,151
GPT Group (The)	2,578,287	6,828,752
Mirvac Group	5,206,984	8,122,530
Scentre Group	6,934,041	10,264,280
Stockland	3,155,937	7,478,832
Vicinity Centres	4,221,212	4,511,285

		68,097,804

Food & Staples Retailing — 5.2%
Coles Group Ltd.	1,765,595	18,001,949
Woolworths Group Ltd.	1,669,351	39,160,787

		57,162,736

Gas Utilities — 1.1%
APA Group	1,561,712	12,035,673

Security	Shares	Value

Health Care Equipment & Supplies — 1.0%
Cochlear Ltd.	84,863	$10,872,650

Health Care Providers & Services — 2.0%
Ramsay Health Care Ltd.	236,671	11,005,009
Sonic Healthcare Ltd.	597,539	11,173,528

		22,178,537

Hotels, Restaurants & Leisure — 2.0%
Aristocrat Leisure Ltd.	760,662	12,986,732
Crown Resorts Ltd.	490,229	3,120,720
Tabcorp Holdings Ltd.	2,680,676	5,729,773

		21,837,225

Insurance — 3.7%
Insurance Australia Group Ltd.	3,058,911	12,406,385
Medibank Pvt Ltd.	3,645,210	6,896,117
QBE Insurance Group Ltd.	1,920,362	11,255,920
Suncorp Group Ltd.	1,669,000	10,225,752

		40,784,174

Interactive Media & Services — 1.0%
REA Group Ltd.	69,557	4,638,894
Seek Ltd.	442,691	5,915,367

		10,554,261

IT Services — 1.3%
Afterpay Ltd.(a)	282,694	8,896,594
Computershare Ltd.	648,226	5,636,830

		14,533,424

Metals & Mining — 17.7%
BHP Group Ltd.	3,901,234	89,705,091
BlueScope Steel Ltd.	669,125	4,899,141
Evolution Mining Ltd.	2,143,159	8,678,036
Fortescue Metals Group Ltd.	2,241,432	20,681,288
Newcrest Mining Ltd.	1,069,347	21,706,677
Northern Star Resources Ltd.	979,532	9,623,156
Rio Tinto Ltd.	491,343	30,462,732
South32 Ltd.	6,485,304	8,222,444

		193,978,565

Multi-Utilities — 0.9%
AGL Energy Ltd.	845,788	9,409,634

Multiline Retail — 3.7%
Wesfarmers Ltd.	1,500,756	40,216,664

Oil, Gas & Consumable Fuels — 4.6%
Ampol Ltd.	330,513	5,943,397
Oil Search Ltd.	2,604,898	6,017,376
Origin Energy Ltd.	2,331,146	9,114,272
Santos Ltd.	2,343,616	8,338,510
Washington H Soul Pattinson & Co. Ltd.	142,589	1,792,682
Woodside Petroleum Ltd.	1,247,215	18,768,521

		49,974,758

Real Estate Management & Development — 0.7%
Lendlease Group	875,454	7,513,963

Road & Rail — 0.7%
Aurizon Holdings Ltd.	2,584,953	8,150,485

Software — 0.2%
WiseTech Global Ltd.	189,272	2,561,774

Transportation Infrastructure — 3.7%
Sydney Airport	1,465,647	5,691,444

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure (continued)
Transurban Group	3,621,127	$34,348,928

		40,040,372

Total Common Stocks — 99.6% (Cost: $1,510,096,468)		1,091,717,833

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.16%(c)(d)	424,000	424,000

Total Short-Term Investments — 0.1% (Cost: $424,000)		424,000

Total Investments in Securities — 99.7% (Cost: $1,510,520,468)		1,092,141,833

Other Assets, Less Liabilities — 0.3%		3,565,110

Net Assets — 100.0%		$1,095,706,943

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$2,211	(b)	$91		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	603,000	(179,000)	424,000	424,000	9,400		—		—

				$424,000	$11,611		$91		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	73	06/18/20	$6,965	$354,198

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Australia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,091,717,623	$—	$210	$1,091,717,833
Money Market Funds	424,000	—	—	424,000

	$1,092,141,623	$—	$210	$1,092,141,833

Derivative financial instruments(a)
Assets
Futures Contracts	$354,198	$—	$—	$354,198

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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